Acquisitions and Related Transactions Discontinued Operations (Details) (USD $)		12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Canyon [Member]	Dec. 31, 2012 Distribution Operations [Member]	Dec. 31, 2012 Distribution Operations [Member]	Mar. 25, 2012 Distribution Operations [Member]	Jan. 12, 2012 ETP [Member]
Disposal Group, Including Discontinued Operation, Revenue			$ 324,000,000
Contingent Residual Support Agreement Obligation						1,500,000,000
Proceeds from Sale of Property, Plant, and Equipment		207,000,000
Write-down of assets included in loss from discontinued operations (See Note 3)		132,000,000
Business Combination, Consideration Transferred	1,980,000,000		1,040,000,000	1,040,000,000
Debt Of Subsidiary Guaranteed						1,500,000,000
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax			43,000,000
Part Noncash Divestiture, Amount of Noncash Consideration Received				19,000,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount					$ 133,000,000